T. ROWE PRICE Small-Cap Value Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.8%
COMMUNICATION SERVICES 2.2%
Interactive Media & Services 0.2%
Genius Sports (1) 1,349,979 6,210
NerdWallet, Class A (1) 423,315 5,076
NerdWallet, Class A, Acquisition Date: 3/18/20, Cost $10,575 (1)
(2) 755,363 8,604
Nextdoor Holdings (1) 676,204 4,050
23,940
Media 2.0%
Advantage Solutions (1)(3) 4,295,723 27,407
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 376
Boston Omaha, Class A (1)(4) 1,788,658 45,378
Cable One  71,100 104,108
Integral Ad Science Holding (1) 804,020 11,096
Liberty Broadband, Class C (1) 88,355 11,956
Saga Communications, Class A (4) 465,700 10,641
Scholastic  1,053,484 42,434
253,396
Total Communication Services 277,336
CONSUMER DISCRETIONARY 7.9%
Auto Components 1.2%
Dorman Products (1) 544,621 51,755
Horizon Global (1)(3)(4) 3,256,890 18,597
LCI Industries  321,718 33,398
Strattec Security (1)(4) 352,006 13,119
Visteon (1) 335,891 36,656
153,525
Distributors 0.1%
Pool  29,826 12,612
12,612
Diversified Consumer Services 0.8%
American Public Education (1)(4) 1,298,091 27,572
Clear Secure, Class A (1) 877,243 23,580
Strategic Education (3) 792,412 52,600
103,752
Hotels, Restaurants & Leisure 1.7%
BJ's Restaurants (1) 825,123 23,351
Dutch Bros, Class A (1)(3) 41,586 2,299
Marriott Vacations Worldwide  398,992 62,921
Papa John's International  618,260 65,090

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Red Robin Gourmet Burgers (1) 366,516 6,180
Sweetgreen, Acquisition Date: 8/15/16 - 9/13/19, Cost $13,218 (1)
(2) 1,303,213 39,605
Sweetgreen, Class A (1)(3) 344,182 11,010
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(5)(6) 1,439,856 9,489
219,945
Household Durables 1.1%
Cavco Industries (1) 321,420 77,414
Meritage Homes (1) 878,790 69,627
147,041
Internet & Direct Marketing Retail 0.5%
Big Sky Growth Partners (1) 1,318,047 12,930
Deliveroo (GBP) (1) 5,974,865 8,809
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(2)(5) 907,892 273
Poshmark, Class A (1) 297,924 3,772
Rent the Runway, Class A (1) 431,719 2,974
ThredUp, Class A (1)(3) 936,539 7,211
Xometry, Class A (1)(3) 675,063 24,809
60,778
Leisure Products 0.1%
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(2)(5) 1,138,910 10,915
10,915
Specialty Retail 1.5%
Hibbett (3) 276,026 12,239
LL Flooring Holdings (1)(4) 2,328,444 32,645
Monro  816,286 36,194
Petco Health & Wellness (1)(3) 1,641,545 32,125
Warby Parker, Class A (1) 903,169 30,536
Winmark (4) 258,793 56,935
200,674
Textiles, Apparel & Luxury Goods 0.9%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(5) 3,303,766 26,328
On Holding, Class A (1) 1,581,609 39,920
Steven Madden  1,340,155 51,783
118,031
Total Consumer Discretionary 1,027,273
CONSUMER STAPLES 2.6%
Beverages 0.5%
Boston Beer, Class A (1) 20,860 8,103

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Coca-Cola Consolidated  122,874 61,050
69,153
Food & Staples Retailing 0.2%
Grocery Outlet Holding (1)(3) 801,822 26,284
26,284
Food Products 1.5%
Nomad Foods (1) 3,152,700 71,188
Post Holdings (1) 535,852 37,113
Post Holdings Partnering (1) 905,204 9,120
Simply Good Foods (1) 1,232,462 46,772
Utz Brands (3) 1,763,030 26,057
190,250
Household Products 0.3%
Oil-Dri  79,497 2,278
Reynolds Consumer Products  1,192,300 34,982
37,260
Personal Products 0.1%
BellRing Brands (1) 679,427 15,681
15,681
Total Consumer Staples 338,628
ENERGY 8.0%
Energy Equipment & Services 2.8%
Cactus, Class A  1,477,743 83,847
ChampionX (1) 3,125,399 76,510
Enerflex (CAD) (4) 5,415,480 34,698
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 20,875
Expro Group Holdings (1) 1,897,553 33,738
Liberty Oilfield Services, Class A (1) 2,646,490 39,221
NexTier Oilfield Solutions (1) 1,988,291 18,372
Ranger Energy Services (1)(4) 974,625 9,990
TechnipFMC (1) 6,643,382 51,486
368,737
Oil, Gas & Consumable Fuels 5.2%
Advantage Energy (CAD) (1) 8,403,904 58,551
ARC Resources (CAD) (3) 7,813,203 104,622
Devon Energy  2,854,663 168,796
International Seaways  1,327,651 23,951
Kimbell Royalty Partners  1,199,313 19,501
Magnolia Oil & Gas, Class A  4,651,848 110,016
Matador Resources  2,205,104 116,827
REX American Resources (1) 257,618 25,659

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314 (1)(2)(5) 435 2,588
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302 (1)(2)(5) 7,197 42,823
673,334
Total Energy 1,042,071
FINANCIALS 24.4%
Banks 14.5%
BankUnited  2,202,665 96,829
Burke & Herbert Bank & Trust  9,039 20,157
Coastal Financial (1) 406,454 18,595
Columbia Banking System (3) 1,938,071 62,542
CrossFirst Bankshares (1) 1,161,944 18,312
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(2)(4)(5) 292,336 3,838
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(2)(4)(5) 143,582 1,885
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(4)(5) 43,592 210
East West Bancorp  604,086 47,735
Eastern Bankshares  1,716,125 36,965
Farmers & Merchants Bank of Long Beach  2,515 20,623
FB Financial  1,438,690 63,907
First Bancshares  679,931 22,887
Glacier Bancorp  1,079,924 54,299
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(5) 503,404 2,014
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 100,220 72
HarborOne Bancorp (4) 3,490,573 48,938
Home BancShares  3,703,814 83,706
Independent Bank  1,051,864 85,927
Independent Bank Group  979,107 69,673
John Marshall Bancorp (1)(4) 1,029,256 22,541
Live Oak Bancshares (4) 2,218,086 112,878
Metropolitan Bank Holding (1) 191,588 19,498
National Bank Holdings, Class A (4) 1,683,079 67,794
Origin Bancorp  828,259 35,027
Pacific Premier Bancorp  1,225,421 43,319
Pinnacle Financial Partners  1,324,962 122,003
Popular  1,007,671 82,367
Preferred Bank (4) 778,086 57,648
Professional Holding, Class A (1) 642,840 14,502
Sandy Spring Bancorp  674,784 30,311
Southern First Bancshares (1) 334,201 16,991

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SouthState  1,221,919 99,696
SVB Financial Group (1) 80,876 45,246
Texas Capital Bancshares (1) 932,248 53,427
Towne Bank  2,417,020 72,366
Veritex Holdings  529,990 20,230
Webster Financial  1,015,673 57,000
Western Alliance Bancorp  1,827,977 151,393
1,883,351
Capital Markets 2.3%
AssetMark Financial Holdings (1) 1,573,284 35,006
Bluescape Opportunities Acquisition (1) 929,414 9,303
Hercules Capital (3) 1,038,793 18,771
Houlihan Lokey  872,708 76,624
Main Street Capital (3) 436,885 18,629
OTC Markets Group, Class A (3) 442,902 27,460
StepStone Group, Class A  1,411,775 46,673
Virtus Investment Partners  276,168 66,277
298,743
Consumer Finance 0.8%
Green Dot, Class A (1) 1,070,112 29,407
PRA Group (1) 527,735 23,790
PROG Holdings (1) 1,863,173 53,603
106,800
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,343,147 13,485
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(5) 38,630 2,251
15,736
Insurance 2.4%
BRP Group, Class A (1)(4) 3,519,258 94,422
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(2)(5) 21,587 357
Hagerty, Class A (1) 779,150 8,407
Hagerty Group Warrant, Acquisition Date: 8/18/21, Cost $377 (1)
(2) 257,272 718
James River Group Holdings (4) 2,073,410 51,296
Palomar Holdings (1) 682,886 43,698
ProAssurance  1,885,507 50,682
Ryan Specialty Group Holdings, Class A (1) 979,228 37,984
Selective Insurance Group  239,653 21,415
308,979
Mortgage Real Estate Investment Trusts 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, REIT  2,085,615 98,921

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
PennyMac Mortgage Investment Trust, REIT (3) 2,523,031 42,614
141,535
Thrifts & Mortgage Finance 3.2%
Blue Foundry Bancorp (1) 903,300 12,240
Columbia Financial (1) 852,165 18,330
FS Bancorp (4) 554,600 17,193
Kearny Financial  2,596,094 33,438
PCSB Financial (4) 1,012,446 19,348
PennyMac Financial Services  997,894 53,088
Ponce Financial Group (1)(4) 1,791,077 18,591
Provident Bancorp (4) 1,193,007 19,351
Radian Group  3,568,686 79,260
Walker & Dunlop  449,360 58,156
WSFS Financial  1,969,939 91,838
420,833
Total Financials 3,175,977
HEALTH CARE 8.6%
Biotechnology 3.2%
Apellis Pharmaceuticals (1) 632,469 32,136
Avidity Biosciences (1) 1,040,535 19,219
Blueprint Medicines (1) 329,132 21,025
C4 Therapeutics (1) 506,101 12,278
Cerevel Therapeutics Holdings (1)(3) 528,265 18,495
Denali Therapeutics (1) 380,887 12,253
Fate Therapeutics (1) 587,500 22,777
Generation Bio (1)(3) 218,333 1,603
Icosavax (1) 396,452 2,791
IGM Biosciences (1) 199,004 5,319
Immuneering, Class A (1) 328,252 2,124
Insmed (1) 1,003,482 23,582
Ionis Pharmaceuticals (1) 584,000 21,631
Karuna Therapeutics (1) 181,330 22,991
Kymera Therapeutics (1) 455,353 19,271
Monte Rosa Therapeutics (1)(3) 451,149 6,325
Nkarta (1)(3) 834,800 9,500
Nurix Therapeutics (1) 572,625 8,022
Progenic Pharmaceuticals, CVR (3)(5) 1,146,000 968
Prothena (1) 609,513 22,290
Relay Therapeutics (1) 387,213 11,589
Repare Therapeutics (1)(3) 612,611 8,724
Replimune Group (1) 806,769 13,699
Rocket Pharmaceuticals (1) 764,847 12,130
Tenaya Therapeutics (1)(3) 393,880 4,640
Turning Point Therapeutics (1) 473,644 12,717

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Twist Bioscience (1) 196,447 9,701
Ultragenyx Pharmaceutical (1) 339,160 24,630
Xencor (1) 568,293 15,162
Zentalis Pharmaceuticals (1) 428,479 19,770
417,362
Health Care Equipment & Supplies 1.7%
Atrion  85,723 61,121
Figs, Class A (1) 2,133,518 45,913
Lantheus Holdings (1) 711,662 39,362
Ortho Clinical Diagnostics Holdings (1) 1,786,612 33,338
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(2)
(5) 2,631,808 2,158
Quidel (1) 132,129 14,859
Utah Medical Products (4) 243,418 21,874
218,625
Health Care Providers & Services 2.9%
Agiliti (1) 1,907,763 40,254
Alignment Healthcare (1) 2,909,110 32,669
Ensign Group  740,867 66,685
Innovage Holding (1)(3) 3,474,241 22,305
Molina Healthcare (1) 52,285 17,442
Option Care Health (1) 3,018,154 86,198
Pennant Group (1) 1,354,262 25,230
Select Medical Holdings  3,693,034 88,596
379,379
Health Care Technology 0.5%
Certara (1) 559,178 12,011
Multiplan (1) 3,684,147 17,242
Phreesia (1) 1,255,024 33,082
62,335
Life Sciences Tools & Services 0.1%
Pacific Biosciences of California (1) 1,157,596 10,534
Seer (1)(3) 522,256 7,959
18,493
Pharmaceuticals 0.2%
Arvinas (1) 296,997 19,988
19,988
Total Health Care 1,116,182
INDUSTRIALS & BUSINESS SERVICES 14.4%
Aerospace & Defense 1.4%
Parsons (1) 1,011,760 39,155

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Triumph Group (1)(4) 5,441,450 137,560
176,715
Airlines 0.3%
Allegiant Travel (1) 90,007 14,616
Sun Country Airlines Holdings (1) 986,962 25,839
40,455
Building Products 2.1%
CSW Industrials  458,987 53,972
Insteel Industries  831,733 30,766
JELD-WEN Holding (1) 1,543,473 31,301
UFP Industries  1,184,884 91,426
Zurn Water Solutions  1,815,733 64,277
271,742
Commercial Services & Supplies 1.9%
ABM Industries  641,354 29,528
Aris Water Solution, Class A (4) 1,629,662 29,660
Brady, Class A  1,170,910 54,178
MSA Safety  294,363 39,062
Stericycle (1) 1,068,427 62,952
Tetra Tech  167,301 27,594
242,974
Construction & Engineering 0.5%
Ameresco, Class A (1) 217,848 17,319
Valmont Industries  211,307 50,418
67,737
Electrical Equipment 1.3%
Array Technologies (1) 1,375,724 15,504
Regal Rexnord  714,341 106,280
Shoals Technologies Group, Class A (1) 1,059,239 18,049
Thermon Group Holdings (1) 1,556,974 25,223
165,056
Machinery 3.0%
Alamo Group  269,000 38,679
Blue Bird (1) 1,211,347 22,797
Chart Industries (1) 82,985 14,254
CIRCOR International (1)(4) 1,850,266 49,254
Enerpac Tool Group  1,391,037 30,450
ESCO Technologies  600,123 41,961
Helios Technologies  872,021 69,980
Hydrofarm Holdings Group (1)(3) 129,357 1,960
John Bean Technologies  100,202 11,871
RBC Bearings (1) 170,165 32,992
SPX (1) 928,100 45,857

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Timken  528,663 32,090
392,145
Marine 0.4%
Matson  388,126 46,816
46,816
Professional Services 0.7%
ASGN (1) 186,727 21,793
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(5) 70,474 3,410
FTI Consulting (1) 162,445 25,540
Huron Consulting Group (1) 377,319 17,285
ManTech International, Class A  56,856 4,900
Upwork (1) 514,139 11,949
84,877
Road & Rail 0.6%
Landstar System  491,800 74,178
U.S. Xpress Enterprises, Class A (1)(3) 1,135,626 4,406
78,584
Trading Companies & Distributors 2.2%
Air Lease  795,705 35,528
Beacon Roofing Supply (1) 1,707,601 101,227
Herc Holdings  82,263 13,745
McGrath RentCorp  591,270 50,246
Rush Enterprises, Class A  351,584 17,899
Univar Solutions (1) 2,168,076 69,682
288,327
Total Industrials & Business Services 1,855,428
INFORMATION TECHNOLOGY 5.8%
Communications Equipment 0.8%
Harmonic (1)(4) 11,486,881 106,713
106,713
Electronic Equipment, Instruments & Components 1.7%
Belden  1,929,718 106,906
Littelfuse  411,812 102,710
PAR Technology (1) 411,191 16,588
226,204
IT Services 0.8%
I3 Verticals, Class A (1) 1,076,311 29,986
Megaport (AUD) (1) 3,472,354 35,572
Payoneer Global (1)(3) 3,480,113 15,521
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(2)(5) 135,360 3,264

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Toast, Class A (1) 659,199 14,324
98,667
Semiconductors & Semiconductor Equipment 1.5%
Entegris  458,705 60,210
Lattice Semiconductor (1) 416,933 25,412
MaxLinear (1) 1,042,768 60,845
Onto Innovation (1) 386,706 33,601
Semtech (1) 268,886 18,645
198,713
Software 1.0%
Apiture, Acquisition Date: 7/1/20, Cost $7,412 (1)(2)(5) 467,672 10,106
Ceridian HCM Holding (1) 516,925 35,337
Clearwater Analytics Holdings, Class A (1)(3) 576,570 12,108
DoubleVerify Holdings (1) 418,501 10,534
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(2)(5) 559,515 16,087
nCino (1) 338,274 13,863
Paycor HCM (1)(3) 396,047 11,529
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(2)(5) 149,990 2,410
Workiva (1) 106,446 12,561
124,535
Total Information Technology 754,832
MATERIALS 4.5%
Chemicals 2.0%
AgroFresh Solutions (1)(3)(4) 5,635,705 10,708
American Vanguard  974,839 19,809
Element Solutions  3,085,300 67,568
Hawkins  765,937 35,156
Minerals Technologies  319,437 21,131
Orion Engineered Carbons (4) 3,428,591 54,755
Quaker Chemical (3) 317,500 54,867
263,994
Containers & Packaging 0.4%
Myers Industries (4) 2,410,283 52,062
52,062
Metals & Mining 1.7%
Carpenter Technology  1,570,430 65,927
Constellium (1) 5,056,499 91,017
Reliance Steel & Aluminum  328,061 60,150
217,094
Paper & Forest Products 0.4%
Clearwater Paper (1)(4) 1,422,379 39,869

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
West Fraser Timber (CAD)  153,306 12,614
52,483
Total Materials 585,633
REAL ESTATE 10.1%
Equity Real Estate Investment Trusts 8.2%
American Campus Communities, REIT  947,923 53,055
Apartment Investment & Management, Class A, REIT (1) 2,614,654 19,139
Apple Hospitality REIT  3,284,506 59,023
Cedar Realty Trust, REIT  326,639 9,028
CubeSmart, REIT  1,009,600 52,529
DigitalBridge Group, REIT (1) 4,803,200 34,583
EastGroup Properties, REIT  492,300 100,075
Essential Properties Realty Trust, REIT  2,081,545 52,663
IQHQ, REIT (1)(5) 1,105,380 21,710
JBG SMITH Properties, REIT  2,714,842 79,328
NexPoint Residential Trust, REIT  170,500 15,398
Pebblebrook Hotel Trust, REIT  2,479,000 60,686
PotlatchDeltic, REIT  1,162,646 61,306
PS Business Parks, REIT  517,700 87,015
Safehold, REIT (3) 1,046,250 58,015
Saul Centers, REIT (4) 1,341,306 70,687
Terreno Realty, REIT  1,839,100 136,185
UMH Properties, REIT  460,400 11,321
Washington Real Estate Investment Trust, REIT  2,977,800 75,934
1,057,680
Real Estate Management & Development 1.9%
eXp World Holdings (3) 615,800 13,036
FirstService  456,200 66,094
Opendoor Technologies, Class A (1) 3,772,797 32,635
St. Joe  1,683,162 99,711
Tricon Residential (3) 2,169,634 34,454
245,930
Total Real Estate 1,303,610
UTILITIES 5.3%
Electric Utilities 2.2%
IDACORP  949,000 109,477
MGE Energy  959,537 76,561
PNM Resources  1,056,775 50,377
Portland General Electric  944,300 52,078
288,493
Gas Utilities 1.6%
Chesapeake Utilities  651,992 89,818

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
ONE Gas  769,009 67,857
RGC Resources (4) 580,462 12,410
Southwest Gas Holdings  520,583 40,757
210,842
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  562,757 46,911
46,911
Multi-Utilities 0.6%
NorthWestern  1,239,702 74,990
74,990
Water Utilities 0.5%
Artesian Resources, Class A  70,305 3,413
California Water Service Group  641,354 38,019
SJW Group  308,243 21,448
62,880
Total Utilities 684,116
Total Common Stocks (Cost $7,834,573) 12,161,086
CONVERTIBLE PREFERRED STOCKS 4.6%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.5%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,573 (1)(2)(5) 695,708 40,671
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $14,389 (1)
(2)(5) 382,387 22,354
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(2)
(5)(6) 282,711 1,863
64,888
Internet & Direct Marketing Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)(5) 2,127,647 12,383
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(2)(5) 406,249 6,016
18,399
Leisure Products 0.2%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(2)(5) 1,138,910 10,916
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332 (1)(2)(5) 1,078,119 10,332
21,248
Total Consumer Discretionary 104,535

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(5) 841,026 52,277
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(5) 144,247 8,966
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(5) 26,661 1,657
Total Consumer Staples 62,900
ENERGY 0.1%
Energy Equipment & Services 0.1%
Ranger Energy Services, Series A, Acquisition Date: 9/30/21,
Cost $14,000 (1)(2)(4) 2,000,000 19,475
Total Energy 19,475
FINANCIALS 0.6%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470 (1)(2)(5) 109,095 11,470
11,470
Diversified Financial Services 0.3%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(5) 445,224 25,943
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(5) 335,107 19,527
45,470
Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(2)
(5) 1,296,510 21,422
21,422
Total Financials 78,362
HEALTH CARE 0.7%
Biotechnology 0.1%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(2)(5) 331,043 9,269
9,269
Health Care Providers & Services 0.2%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,130 (1)(2)(5) 423,036 6,130
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,982 (1)(2)(5) 3,729,550 11,791
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(5) 3,272,913 10,347
28,268

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.4%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(5) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(5) 307,043 18,647
47,335
Total Health Care 84,872
INDUSTRIALS & BUSINESS SERVICES 0.9%
Aerospace & Defense 0.3%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(5) 323,903 22,024
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)(2)
(5) 2,622,728 14,645
36,669
Electrical Equipment 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(5) 613,518 12,776
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,652 (1)(2)(4)(5) 8,531,194 9,811
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $15,688 (1)(2)(4)(5) 15,050,275 17,307
39,894
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)(5) 296,360 14,341
14,341
Road & Rail 0.2%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(2)
(5) 1,462,353 24,126
24,126
Total Industrials & Business Services 115,030
INFORMATION TECHNOLOGY 0.8%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(2)(5) 30,470 735
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(2)(5) 3,030 73
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(2)(5) 3,310 80
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(2)(5) 385,620 9,297
10,185

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 0.7%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(2)(5) 129,187 3,927
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(2)(5) 241,168 7,331
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)(5) 711,894 21,638
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)(5) 542,859 16,501
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,431 (1)
(2)(5) 1,214,930 1,823
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(5) 857,551 17,876
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)(5) 309,802 6,458
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(5) 627,251 11,077
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)(2)
(5) 182,290 2,929
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(2)(5) 149,613 2,404
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(2)(5) 2,706 43
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)(2)(5) 346,775 5,572
97,579
Total Information Technology 107,764
MATERIALS 0.2%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(2)
(5) 275,749 8,595
8,595
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(5) 522,347 14,318
14,318
Total Materials 22,913
Total Convertible Preferred Stocks (Cost $407,936) 595,851
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,287
Total Energy 1,287
Total Preferred Stocks (Cost $1,287) 1,287

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 0.29% (4)(7) 220,156,195 220,156
Total Short-Term Investments (Cost $220,156) 220,156
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.29% (4)(7) 11,073,675 11,074
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,074
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.29% (4)(7) 62,245,490 62,245
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 62,245
Total Securities Lending Collateral (Cost $73,319) 73,319
Total Investments in Securities 100.7%
(Cost $8,537,271) $ 13,051,699
Other Assets Less Liabilities (0.7)% (86,675)
Net Assets 100.0% $ 12,965,024
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $807,418 and represents 6.2% of net assets.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Affiliated Companies
(5) Level 3 in fair value hierarchy.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Seven-day yield
AUD Australian Dollar
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advantage Energy  $ 11,121 $ (2,967) $ —
AgroFresh Solutions  (696) 184 —
American Public Education  (3) (1,313) —
Aris Water Solution, Class A  60 8,558 264
Boston Omaha, Class A  81 (6,099) —
BRP Group, Class A  235 (29,317) —
CIRCOR International  3 (900) —
Clearwater Paper  143 (12,100) —
Dogwood State Bank, Non-Voting Shares  — — —
Dogwood State Bank, Voting Shares  — — —
Dogwood State Bank, Warrants, 5/6/24  — — —
Enerflex  (83) 2,071 74
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  53 (1,529) 112
HarborOne Bancorp  101 (2,962) 175
Harmonic  267 (28,351) —
Horizon Global  62 (7,465) —
I3 Verticals, Class A  42 5,453 —
James River Group Holdings  (11) (3,949) 92
John Marshall Bancorp  32 2,006 —
Live Oak Bancshares  490 (80,600) 67
LL Flooring Holdings  (216) (6,930) —
Myers Industries  76 3,986 287
National Bank Holdings, Class A  334 (6,500) 391
Orion Engineered Carbons  107 (7,040) 92
PCSB Financial  23 48 61
Ponce Financial Group ^^ 7 (295) —
Preferred Bank  972 952 346
Provident Bancorp  29 (2,872) 48
Ranger Energy Services  (81) 75 —
Ranger Energy Services, Series A  — (38) —
REX American Resources  1,961 (543) —
RGC Resources  — (524) 86

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Saga Communications, Class A  $ 22 $ (564) $ 75
Saul Centers, REIT  119 (431) 750
Strattec Security  37 55 —
Tonian Holdings, Series A, Non-Voting Shares  — 1,280 —
Tonian Holdings, Series A, Voting Shares  — 1,787 —
Triumph Group  182 36,617 —
Utah Medical Products  58 (2,428) 71
Winmark  308 (7,715) 118
T. Rowe Price Government Reserve Fund, 0.29% — — 59 ++
Totals $ 15,835 # $ (150,360) $ 3,168 +

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Advantage Energy  $ 75,324 $ — $ 13,806 $ *
AgroFresh Solutions  11,399 — 875 10,708
American Public Education  28,992 — 107 27,572
Aris Water Solution, Class A  * — 270 29,660
Boston Omaha, Class A  51,581 — 104 45,378
BRP Group, Class A  * 10,290 126 94,422
CIRCOR International  42,771 7,546 163 49,254
Clearwater Paper  50,519 1,480 30 39,869
Dogwood State Bank, Non-
Voting Shares  3,838 — — 3,838
Dogwood State Bank, Voting
Shares  1,885 — — 1,885
Dogwood State Bank, Warrants,
5/6/24  210 — — 210
Enerflex  * 557 498 34,698
Energy Reservoir Holdings,
Class A-1  20,875 — — 20,875
Energy Reservoir Holdings,
Class A-3  1,287 — — 1,287
FS Bancorp  18,954 — 232 17,193
HarborOne Bancorp  * — 93 48,938
Harmonic  133,704 2,465 1,105 106,713
Horizon Global  26,086 — 24 18,597
I3 Verticals, Class A  24,840 — 307 *
James River Group Holdings  * 13,222 164 51,296
John Marshall Bancorp  20,584 — 49 22,541
Live Oak Bancshares  192,229 1,363 114 112,878
LL Flooring Holdings  40,251 — 676 32,645
Myers Industries  39,980 8,165 69 52,062
National Bank Holdings, Class
A  74,898 — 604 67,794
Orion Engineered Carbons  * 7,949 86 54,755
PCSB Financial  19,349 — 49 19,348
Ponce Financial Group ^^ 15,142 3,800 56 18,591
Preferred Bank  57,766 — 1,070 57,648
Provident Bancorp  * — 51 19,351
Ranger Energy Services  10,281 — 366 9,990
Ranger Energy Services, Series
A  19,513 — — 19,475

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
REX American Resources  $ 33,635 $ — $ 7,433 $ *
RGC Resources  10,156 2,818 40 12,410
Saga Communications, Class A  11,222 — 17 10,641
Saul Centers, REIT  69,918 1,335 135 70,687
Strattec Security  13,203 — 139 13,119
Tonian Holdings, Series A, Non-
Voting Shares  8,531 — — 9,811
Tonian Holdings, Series A,
Voting Shares  11,925 3,595 — 17,307
Triumph Group  97,338 3,865 260 137,560
Utah Medical Products  22,862 1,474 34 21,874
Winmark  65,358 — 708 56,935
T. Rowe Price Government
Reserve Fund, 0.29% 269,856 ¤ ¤ 293,475
Total $ 1,733,290 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,168 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,421,511.
^^ Includes previously reported affiliates PDL Community Bancorp acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Value Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Small-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(5,724,000) for the period ended
March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,673,262 $ 303,793 $ 184,031 $ 12,161,086
Convertible Preferred Stocks — 19,475 576,376 595,851
Preferred Stocks — — 1,287 1,287
Short-Term Investments 220,156 — — 220,156
Securities Lending Collateral 73,319 — — 73,319
Total $ 11,966,737 $ 323,268 $ 761,694 $ 13,051,699
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 186,369 $ (2,338) $ — $ 184,031
Convertible Preferred Stocks 522,958 (3,386) 56,804 576,376
Preferred Stocks 1,287 — — 1,287
Total $ 710,614 $ (5,724) $ 56,804 $ 761,694

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 184,031 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
2.75 yrs 2.75 yrs Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
- 18.2x
6.2x Increase
Sales growth
rate
23%
- 45%
30% Increase
Enterprise
value to gross
profit multiple
7.1x
- 24.5x
14.7x Increase
Gross profit
growth rate
36%
- 65%
50% Increase
Enterprise
value to
EBITDA
multiple
10.5x
- 22.3x
12.2x Increase
EBITDA
growth rate
38% 38% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
tangible book
value multiple
1.4x
- 1.5x
1.5x Increase
Tangible book
value growth
rate
15% 15% Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 41%
- 46%
44% Increase
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,287 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 576,376 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.0x
- 18.2x
6.2x Increase
Sales growth
rate
8% - 59% 32% Increase

T. ROWE PRICE Small-Cap Value Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.2x
- 24.5x
15.4x Increase
Gross profit
growth rate
8% - 65% 55% Increase
Enterprise
value to
EBITDA
multiple
17.9x
- 22.3x
21.0x Increase
EBITDA
growth rate
38% 38% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Value Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F46-054Q1 03/22